Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Net Periodic Cost (Detail) (Net Periodic Plan Cost)	12 Months Ended
	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] International	Dec. 31, 2011 Successor [Member] International	Dec. 31, 2010 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	6.44%	5.25%	5.25%	7.50%	5.75%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%